Organization and Principal Activities (Schedule of Percentage of Legal Ownership in Principal Subsidiaries and Consolidated Affiliated Entities) (Details)	12 Months Ended
Dec. 31, 2018
Shanghai Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Nanjing Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Beijing Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Nanjing Tuzhilv Tickets Sales Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Beijing Global Tour International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	75.02%
Tuniu Insurance Brokers Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Tuniu (HK) Limited [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Tuniu (Nanjing) Information Technology Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Beijing Tuniu [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Xiamen Suiwang International Travel Service Co Ltd [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Tianjin Tuniu International Travel Service Co Ltd [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Nanjing Tuniu [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%